Earnings per share and shareholders' equity (Q3) (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The calculation of basic and diluted earnings per share for the three and nine months ended September 30, 2025 and 2024 was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except per share data)	2025	2024	2025	2024
Numerator:
Net income	$543	$552	$884	$981
Net loss attributable to noncontrolling interest	2	1	3	2
Net income attributable to the Company	$545	$553	$887	$983
Denominator:
Basic weighted-average number of shares outstanding	553.1	553.1	553.1	553.1
Dilutive effect of share-based awards	0.8	—	0.3	—
Diluted weighted-average number of shares outstanding	553.9	553.1	553.4	553.1

	For the three months ended September 30,		For the nine months ended September 30,
(In millions, except per share data)	2025	2024	2025	2024
Earnings per share
Basic	$0.99	$1.00	$1.60	$1.78
Diluted	$0.98	$1.00	$1.60	$1.78